UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23111
Investment Company Act file number:

Miller/Howard Funds Trust
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:    January 31, 2018

Item 1. Schedule of Investments.

Miller/Howard Income-Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	January 31, 2018
Common Stock - 81.4%	Shares	Fair Value
Cogeneration Services & Small Power Producers - 1.5%
The AES Corporation	153,329	$1,772,483

Computer & Office Equipment - 2.1%
HP, Inc.	108,961	2,540,970

Computer Peripheral Equipment - 2.5%
Cisco Systems, Inc.	71,259	2,960,099

Computer Programming Services - 2.0%
Sabre Corp.(1)	114,727	2,382,880

Computer Storage Devices - 2.6%
Western Digital Corp.	34,718	3,089,208

Groceries and Related Products - 2.0%
Sysco Corp.	37,482	2,356,493

Leather & Leather Products - 2.7%
Tapestry, Inc.	67,635	3,181,550

Miscellaneous Industrial & Commercial Machinery & Equipment - 3.0%
Eaton Corporation plc (Ireland)	41,926	3,520,526

National Commercial Banks - 11.6%
Bank of Montreal (Canada)(1)	29,913	2,462,139
BB&T Corporation	88,418	4,879,790
Huntington Bancshares Incorporated	149,394	2,417,195
PacWest Bancorp	25,108	1,316,412
The Toronto-Dominion Bank (Canada)	44,930	2,732,193
		13,807,729

Natural Gas Distribution - 2.1%
Enbridge Inc.(1)	67,635	2,477,470

Natural Gas Transmission - 3.4%
National Grid plc ADR(1)	30,874	1,780,812
Williams Companies Inc.	70,999	2,228,659
		4,009,471

Paper Mills - 2.6%
International Paper Company	50,096	3,149,035

Petroleum Refining - 2.4%
Total S.A. ADR	49,014	2,845,753

Pharmaceutical Preparations - 7.5%
AbbVie, Inc.	26,189	$2,938,930
Merck & Co., Inc.	51,177	3,032,237
Pfizer Inc.	79,528	2,945,717
		8,916,884

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 3.3%
LyondellBasell Industries N.V. (Netherlands)	32,796	3,930,273

Radio & Television Broadcasting and Communications Equipment - 2.2%
Qualcomm Incorporated	37,482	2,558,146

Radiotelephone Communications - 3.5%
Vodafone Group plc ADR(1)	130,945	4,219,048

Savings Institutions, Not Federally Chartered - 2.5%
HSBC Holdings PLC ADR(1)	55,622	2,998,582

Security & Commodity Exchanges - 2.3%
CME Group Inc.	17,900	2,747,292

Semiconductors & Related Devices - 7.4%
Cypress Semiconductor Corp.(1)	194,015	3,354,519
Taiwan Semiconductor Manufacturing Company Ltd. ADR	65,593	2,972,019
Texas Instruments, Inc.	22,945	2,516,378
		8,842,916

Surety Insurance - 1.6%
Old Republic International Corp.	89,259	1,918,176

Telephone Communications (No Radiotelephone) - 5.4%
BCE Inc. (Canada)	58,024	2,712,622
Verizon Communications Inc.	68,356	3,696,009
		6,408,631

Trucking & Courier Services (No Air) - 1.8%
United Parcel Service, Inc.	16,458	2,095,433

Variety Stores - 3.4%
Target Corp.	53,339	4,012,160

Total Common Stock (Cost $81,584,014)		96,741,208

Master Limited Partnerships - 5.7%
Natural Gas Transmission - 5.7%
Enterprise Products Partners L.P.	124,218	3,430,901
MPLX LP	90,460	3,365,112
		6,796,013

Total Master Limited Partnerships (Cost $5,277,107)		6,796,013

Real Estate Investment Trusts (REITs) - 8.9%
Crown Castle International Corp.	24,027	$2,709,525
Digital Realty Trust, Inc.	23,907	2,676,389
Lamar Advertising Company(1)	37,121	2,672,712
Weyerhaeuser Company	67,034	2,516,456
Total Real Estate Investment Trusts (REITs) (Cost $8,898,730)		10,575,082

Short-Term Investments - 1.9%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 1.21%(2)	2,247,632	2,247,632
Total Short-Term Investments (Cost $2,247,632)		2,247,632

Investments Purchased with Proceeds from Securities Lending - 5.2%
Mount Vernon Liquid Assets Portfolio, LLC, 1.63%(2)	6,135,204	6,135,204
Total Investments Purchased with Proceeds from Securities Lending (Cost 6,135,204)		6,135,204

Total Investments - 103.1% (cost $104,142,687)		122,495,139
Other Assets and Liabilities - (3.1)%		(3,716,010)
Total Net Assets Applicable to Common Stockholders - 100.0%		$118,779,129

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt
(1)	All or portion of this security is on loan
(2)	Rate indicated is the seven-day yield as of January 31, 2018.

Miller/Howard Drill Bit to Burner Tip Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	January 31, 2018
Common Stock - 79.5%	Shares	Fair Value
Crude Petroleum - 15.6%
Callon Petroleum Company	13,216	$150,002
Diamondback Energy, Inc.	2,684	336,842
Energen Corporation	4,097	213,986
PDC Energy Inc.	2,684	139,165
Pioneer Natural Resources Company	1,616	295,583
		1,135,578

Electric Services - 4.5%
Dominion Energy, Inc.	1,472	112,520
OGE Energy Corp.	6,694	215,547
		328,067

Gas & Other Services Combined - 1.8%
Sempra Energy	1,212	129,708

Industrial Machinery & Equipment - 2.5%
MRC Global Inc.	10,128	182,101

Natural Gas - 8.0%
Anadarko Petroleum Corporation	5,742	344,807
Cabot Oil & Gas Corporation	5,136	135,333
Range Resources Corporation	7,127	101,560
		581,700

Natural Gas Distribution - 9.2%
Cheniere Energy, Inc.	3,387	191,569
National Fuel Gas Company	2,049	114,232
New Jersey Resources Corp.	4,444	172,427
ONE Gas, Inc.	2,760	195,491
		673,719

Natural Gas Transmission - 7.9%
EQT Corporation	1,615	87,679
Kinder Morgan, Inc.	15,005	269,790
Williams Companies Inc.	6,839	214,676
		572,145

Oil & Gas Field Machinery & Equipment - 5.7%
Baker Hughes, a GE Company	5,540	178,111
Forum Energy Technologies, Inc.	14,024	237,006
		415,117

Oil & Gas Field Services - 5.6%
Halliburton Company	5,886	316,078
Targa Resources Corp.	1,933	92,784
		408,862

Petroleum Refining - 2.7%
Marathon Petroleum Corporation	2,857	$197,904

Pipelines - 5.9%
Pembina Pipeline Corp (Canada)	6,925	236,212
TransCanada Corp	4,271	196,637
		432,849

Plastic Material, Synth Resin/Rubber, Cellulose (No Glass) - 2.9%
Sealed Air Corporation	4,386	207,677

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 3.6%
DowDuPont, Inc.	3,491	263,850

Refuse Systems - 2.6%
Waste Management, Inc.	2,135	188,798

Water Supply - 1.0%
Aqua America, Inc.	2,078	75,244

Total Common Stock (Cost $5,345,856)		5,793,319

Master Limited Partnerships - 17.8%
Liquefied Petroleum Gas Dealers - 3.7%
Suburban Propane Partners, L.P.	10,705	272,442

Natural Gas Transmission - 11.7%
Energy Transfer Equity LP	13,043	238,687
EQT Midstream Partners LP	4,091	304,330
Western Gas Equity Partners LP	7,793	308,057
		851,074

Pipelines - 2.4%
Andeavor Logistics LP	3,405	176,038

Total Master Limited Partnerships (Cost $1,198,239)		1,299,554

Short-Term Investments - 2.2%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 1.21%(1)	163,275	163,275
Total Short-Term Investments (Cost $163,275)		163,275

Total Investments - 99.5% (cost $6,707,370)		7,256,148
Other Assets and Liabilities - 0.5%		34,587
Total Net Assets Applicable to Common Stockholders - 100.0%		$7,290,735

Note: Percentages indicated are based on the net assets of the Fund.
(1)	Rate indicated is the current yield as of January 31, 2018.

Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of January 31, 2018, the Funds’ assets carried at fair value were classified as follows:

Income-Equity Fund

Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$96,741,208	$96,741,208	$-	$-
Master Limited Partnerships	6,796,013	6,796,013	-	-
Real Estate Investment Trusts	10,575,082	10,575,082	-	-
Short-Term Investment(b)	2,247,632	2,247,632	-	-
Investments Purchased as Securities Lending Collateral(c)	6,135,204	-	-	-
Total Investments in Securities	$122,495,139	$116,359,935	$-	$-

Drill Bit to Burner Tip® Fund

Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$5,793,319	$5,793,319	$-	$-
Master Limited Partnerships	1,299,554	1,299,554	-	-
Short-Term Investment(b)	163,275	163,275	-	-
Total Investments in Securities	$7,256,148	$7,256,148	$-	$-
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at January 31, 2018.
(c)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy in accordance with ASC 820.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The Funds did not hold any Level 2 or Level 3 securities during the period ended January 31, 2018.

Securities Lending
The Income-Equity Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”).  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest.  The Income-Equity Fund receives compensation in the form of fees from securities lending and earns interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  The Income-Equity Fund continues to receive dividends on the securities loaned during the borrowing period.  Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Income-Equity Fund.  The Income-Equity Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.  The cash collateral is invested by the Custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issue or counterparty or otherwise may not generate sufficient interest to support the cost associated with lending.  The Income-Equity Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Income-Equity Fund is indemnified from these risks by contract with the Custodian.

As of January 31, 2018 the value of securities on loan and payable for collateral due to broker were $5,975,471 and $6,135,204, respectively, for the Income-Equity Fund:

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments.  The portfolio is a private fund that invests in high quality, short term investments, similar to a money market fund.  However, the portfolio is not registered with the Securities and Exchange Commission (“SEC”) and is not required to meet the regulatory requirements of a money market fund registered with the SEC.  The portfolio is only offered to participants in the Custodian’s security lending program.

Interest income earned on collateral investments (net of applicable fees) by the Fund during the period ended January 31, 2018, aggregated $17,876.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Miller/Howard Funds Trust

By (Signature and Title) /s/ Annemarie Gilly
                                           Annemarie Gilly, President

Date  March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Annemarie Gilly
                                           Annemarie Gilly, President

Date  March 28, 2018

By (Signature and Title)  /s/ Paul Brook
                                            Paul Brook, Chief Financial Officer

Date  March 28, 2018